Share-based awards- Expense by function (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Share-based awards
Share-based compensation expense	¥ 23,971	$ 3,782	¥ 50,120	¥ 31,742
Cost of revenue
Share-based awards
Share-based compensation expense	5,725		11,224	7,322
Product development expenses
Share-based awards
Share-based compensation expense	11,035		21,474	13,654
Sales and marketing expenses
Share-based awards
Share-based compensation expense	3,050		5,323	3,830
General and administrative expenses
Share-based awards
Share-based compensation expense	¥ 4,161		¥ 12,099	¥ 6,936